SUPPLEMENT

DATED OCTOBER 12, 2012 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

FOR AMERICAN FUNDS HLS FUNDS (THE “SAI”)

Effective immediately the above referenced SAI is revised as follows:

Under the heading “Custodian”, the paragraph is deleted in its entirety and replaced with the following:

Portfolio securities of each HLS Fund are held pursuant to a separate Master Custodian Contract between each Company and JPMorgan Chase Bank, N.A., 4 New York Plaza, Floor 12 New York, NY, 10004-2413.

This Supplement should be retained with your SAI for future reference.

October 2012